Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Summary of Exchange Rates Used for Translation of Foreign Currencies (Detail)
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Argentina [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	1.1489	1.2632	1.7152
Closing exchange rate	1.0610	1.3047
Brazil [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	5.9346	5.3868	4.8068
Closing exchange rate	5.9815	6.3611
Colombia [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.0064	0.0061	0.0058
Closing exchange rate	0.0066	0.0069
Guatemala [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	2.5755	2.4548	2.0704
Closing exchange rate	2.6940	2.7561
U.S.A. [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	18.9400	18.6529	15.8504
Closing exchange rate	19.7867	20.7314
Uruguay [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.6606	0.6206	0.5810
Closing exchange rate	0.6869	0.7066
Nicaragua [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.6307	0.6515	0.5813
Closing exchange rate	0.6428	0.7071
Honduras [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.8007	0.8109	0.7171
Closing exchange rate	0.8330	0.8759
Chile [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.0292	0.0276	0.0243
Closing exchange rate	0.0322	0.0310
Paraguay [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.0034	0.0033	0.0031
Closing exchange rate	0.0035	0.0036
Peru [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	5.8054	5.5232	4.9746
Closing exchange rate	6.0976	6.1701
Dominican Republic [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.3983	0.4048	0.3515
Closing exchange rate	0.4095	0.4438
Costa Rica [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.0331	0.0338	0.0293
Closing exchange rate	0.0346	0.0369
European Union [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	21.3649	20.6334	17.3886
Closing exchange rate	23.7539	21.8032
Bulgaria [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	10.9223	10.5483	9.3785
Closing exchange rate	12.1406	11.1561
Belarus [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	9.8087	9.3929	9.9808
Closing exchange rate	9.9882	10.5622
Croatia [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	2.8619	2.7392	2.4096
Closing exchange rate	3.1954	2.8886
Macedonia [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.3471	0.3350	0.2984
Closing exchange rate	0.3861	0.3546
Serbia [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.1762	0.1676	0.1517
Closing exchange rate	0.2009	0.1768